Note 5 - Inventories	12 Months Ended
Dec. 31, 2014
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]	5. INVENTORIES Inventories consist of the following:
	December 31,
	2014	2013
Raw materials	$4,584	$7,323
Work in progress	3,052	8,424
Finished goods	6,208	5,367
Total	$13,844	$21,114